Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share

	Six months ended June 30,
	2017	2016
	Unaudited
Numerator for basic and diluted net earnings per share:

Net loss	$(1,522)	$(353)

Weighted average shares outstanding, net of treasury stock:

Denominator for basic and diluted net loss per share	33,151,633	30,420,165

Basic and diluted net loss per share	$(0.05)	$(0.01)